Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 45.8%
Aerospace & Defense - 1.3%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$145,517
3.45%, 11/1/28	100,000	96,224
Northrop Grumman Corp.
3.25%, 1/15/28	300,000	300,528
4.75%, 6/1/43	50,000	56,510
Raytheon Technologies Corp.
3.95%, 8/16/25	275,000	283,859
4.05%, 5/4/47	50,000	51,423
		934,061
Agriculture - 0.3%
Archer-Daniels-Midland Co., 2.90%, 3/1/32	$50,000	48,939
BAT Capital Corp.
2.26%, 3/25/28	150,000	134,833
4.76%, 9/6/49	25,000	22,986
		206,758
Apparel - 0.1%
NIKE, Inc., 3.38%, 3/27/50	50,000	49,657
Auto Manufacturers - 0.6%
General Motors Co., 4.00%, 4/1/25	50,000	50,519
General Motors Financial Co., Inc.
4.30%, 7/13/25	125,000	127,002
1.50%, 6/10/26	125,000	114,400
5.65%, 1/17/29	25,000	27,036
2.35%, 1/8/31	125,000	108,175
		427,132
Banks - 12.4%
Banco Santander SA
2.75%, 5/28/25	200,000	195,120
4.25%, 4/11/27	200,000	202,117
Bank of America Corp.
3.86%, (3 Month US Libor + 0.94%), 7/23/24(a)	50,000	50,619
4.20%, 8/26/24	165,000	169,156
4.18%, 11/25/27	25,000	25,524
3.42%, (3 Month US Libor + 1.04%), 12/20/28(a)	108,000	107,089
4.27%, (3 Month US Libor + 1.31%), 7/23/29(a)	125,000	129,195
2.88%, (3 Month US Libor + 1.19%), 10/22/30(a)	100,000	94,840
2.50%, (3 Month US Libor + 0.99%), 2/13/31(a)	25,000	22,982
2.59%, (SOFR + 2.15%), 4/29/31(a)	375,000	346,008
1.90%, (SOFR + 1.53%), 7/23/31(a)	100,000	87,339
2.97%, (SOFR + 1.33%), 2/4/33(a)	125,000	117,293
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(a)	75,000	64,493
6.11%, 1/29/37	100,000	119,481

	Shares/ Principal	Fair Value

Banks (continued)
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26(a)	$200,000	$194,476
BNP Paribas SA
3.38%, 1/9/25(b)	252,000	250,979
1.32%, (SOFR + 1.00%), 1/13/27(a),(b)	225,000	205,121
BPCE SA
4.00%, 9/12/23(b)	250,000	253,343
3.12%, (SOFR + 1.73%), 10/19/32(a),(b)	250,000	226,303
Citigroup, Inc.
4.04%, (3 Month US Libor + 1.02%), 6/1/24(a)	105,000	106,388
4.60%, 3/9/26	75,000	77,861
3.40%, 5/1/26	200,000	201,034
4.45%, 9/29/27	125,000	129,134
3.67%, (3 Month US Libor + 1.39%), 7/24/28(a)	50,000	50,090
4.13%, 7/25/28	100,000	101,596
2.98%, (SOFR + 1.42%), 11/5/30(a)	100,000	95,199
3.06%, (SOFR + 1.35%), 1/25/33(a)	125,000	117,152
Comerica Bank, 2.50%, 7/23/24	300,000	296,745
Credit Suisse Group AG, 4.55%, 4/17/26	255,000	259,716
Deutsche Bank AG
2.22%, (SOFR + 2.16%), 9/18/24(a)	150,000	146,797
2.13%, (SOFR + 1.87%), 11/24/26(a)	225,000	208,854
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	83,155
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26(a)	225,000	211,958
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	152,966
ING Groep NV
4.63%, 1/6/26(b)	225,000	232,805
4.02%, (SOFR + 1.83%), 3/28/28(a)	200,000	201,394
JPMorgan Chase & Co.
3.56%, (3 Month US Libor + 0.73%), 4/23/24(a)	40,000	40,387
3.80%, (3 Month US Libor + 0.89%), 7/23/24(a)	50,000	50,593
4.02%, (3 Month US Libor + 1.00%), 12/5/24(a)	125,000	127,079
2.30%, (SOFR + 1.16%), 10/15/25(a)	150,000	147,044
3.30%, 4/1/26	225,000	227,043
3.96%, (3 Month US Libor + 1.25%), 1/29/27(a)	175,000	178,831
3.51%, (3 Month US Libor + 0.95%), 1/23/29(a)	125,000	124,635

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Banks (continued)
2.96%, (SOFR + 2.52%), 5/13/31(a)	$50,000	$46,791
2.96%, (SOFR + 1.26%), 1/25/33(a)	150,000	141,435
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27(a),(b)	75,000	68,529
Mitsubishi UFJ Financial Group, Inc., 3.75%, 7/18/39	225,000	221,181
Morgan Stanley
3.74%, (3 Month US Libor + 0.85%), 4/24/24(a)	50,000	50,515
3.70%, 10/23/24	275,000	280,194
2.72%, (SOFR + 1.15%), 7/22/25(a)	75,000	74,310
3.63%, 1/20/27	400,000	404,016
3.95%, 4/23/27	75,000	76,325
4.43%, (3 Month US Libor + 1.63%), 1/23/30(a)	50,000	52,285
2.70%, (SOFR + 1.14%), 1/22/31(a)	75,000	70,386
1.79%, (SOFR + 1.03%), 2/13/32(a)	125,000	107,507
2.48%, (SOFR + 1.36%), 9/16/36(a)	125,000	107,093
NatWest Group PLC, 4.52%, (3 Month US Libor + 1.55%), 6/25/24(a)	300,000	304,656
Wells Fargo & Co.
3.75%, 1/24/24	55,000	56,040
3.55%, 9/29/25	125,000	126,779
3.00%, 10/23/26	325,000	320,922
4.30%, 7/22/27	100,000	103,816
4.15%, 1/24/29	25,000	25,934
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(a)	75,000	73,964
		9,142,612
Beverages - 1.4%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	200,000	217,001
4.90%, 2/1/46	300,000	333,488
Constellation Brands, Inc.
4.40%, 11/15/25	200,000	206,630
3.60%, 2/15/28	100,000	99,416
3.15%, 8/1/29	125,000	120,553
Keurig Dr Pepper, Inc.
5.09%, 5/25/48	25,000	28,390
3.80%, 5/1/50	25,000	23,736
		1,029,214
Biotechnology - 0.4%
Amgen, Inc., 3.13%, 5/1/25	175,000	176,840
Royalty Pharma PLC, 1.20%, 9/2/25	100,000	92,105
		268,945
Building Materials - 0.4%
Carrier Global Corp.
2.49%, 2/15/27	225,000	214,722

	Shares/ Principal	Fair Value

Building Materials (continued)
2.72%, 2/15/30	$75,000	$70,500
Masco Corp., 1.50%, 2/15/28	50,000	44,084
		329,306
Chemicals - 0.4%
DuPont de Nemours, Inc., 4.21%, 11/15/23	175,000	179,175
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(b)	100,000	91,052
		270,227
Commercial Services - 0.7%
Emory University, 2.14%, 9/1/30	160,000	149,976
Global Payments, Inc., 2.65%, 2/15/25	75,000	73,464
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	216,523
S&P Global, Inc., 2.95%, 1/22/27	50,000	49,854
		489,817
Computers - 1.5%
Amdocs Ltd., 2.54%, 6/15/30	75,000	68,110
Apple, Inc., 3.25%, 2/23/26	175,000	178,275
Dell International LLC / EMC Corp.
5.45%, 6/15/23	54,000	55,649
5.85%, 7/15/25	25,000	26,688
6.02%, 6/15/26	200,000	216,896
Hewlett Packard Enterprise Co.
4.45%, 10/2/23	225,000	230,568
4.90%, 10/15/25	50,000	52,418
6.35%, 10/15/45	60,000	70,614
HP, Inc., 4.00%, 4/15/29	220,000	219,391
		1,118,609
Cosmetics/Personal Care - 0.3%
GSK Consumer Healthcare Capital US LLC, 3.38%, 3/24/27(b)	250,000	250,460
Diversified Financial Services - 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.88%, 1/16/24	175,000	177,500
2.45%, 10/29/26	225,000	208,065
Air Lease Corp.
2.30%, 2/1/25	175,000	168,439
3.38%, 7/1/25	100,000	98,676
2.88%, 1/15/26	75,000	72,437
3.75%, 6/1/26	175,000	174,087
Ally Financial, Inc., 2.20%, 11/2/28	100,000	90,323
American Express Co.
2.50%, 7/30/24	35,000	34,855
3.63%, 12/5/24	175,000	178,534
Aviation Capital Group LLC, 1.95%, 1/30/26(b)	75,000	69,016
Avolon Holdings Funding Ltd.
3.95%, 7/1/24(b)	75,000	74,819
2.88%, 2/15/25(b)	150,000	144,180

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
4.25%, 4/15/26(b)	$25,000	$24,683
Capital One Financial Corp.
3.50%, 6/15/23	75,000	75,897
3.30%, 10/30/24	65,000	65,413
Intercontinental Exchange, Inc., 3.00%, 6/15/50	50,000	43,854
Nasdaq, Inc., 3.25%, 4/28/50	25,000	21,657
Visa, Inc., 3.15%, 12/14/25	100,000	101,347
		1,823,782
Electric - 3.1%
Alliant Energy Finance LLC, 3.75%, 6/15/23(b)	50,000	50,576
Ameren Corp., 3.50%, 1/15/31	25,000	24,682
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	45,599
Avangrid, Inc., 3.20%, 4/15/25	50,000	49,901
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	91,146
Dominion Energy, Inc.
3.07%, 8/15/24(c)	175,000	174,790
3.38%, 4/1/30	50,000	49,365
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	25,661
Duke Energy Corp., 3.15%, 8/15/27	200,000	198,134
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(b)	100,000	89,711
Enel Finance International NV, 1.88%, 7/12/28(b)	200,000	180,602
Entergy Corp., 2.95%, 9/1/26	175,000	172,307
Exelon Corp., 4.05%, 4/15/30	50,000	51,618
FirstEnergy Corp.
2.65%, 3/1/30	150,000	136,184
2.25%, 9/1/30	50,000	44,375
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	73,530
NRG Energy, Inc., 3.75%, 6/15/24(b)	150,000	149,562
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	22,500
2.50%, 2/1/31	50,000	43,106
3.30%, 8/1/40	25,000	20,479
3.50%, 8/1/50	50,000	39,928
Sempra Energy, 3.40%, 2/1/28	125,000	124,904
Southern California Edison Co., 4.20%, 3/1/29	100,000	103,525
Southern Co. (The), 3.25%, 7/1/26	350,000	350,056
		2,312,241
Engineering & Construction - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28(b)	200,000	191,070

	Shares/ Principal	Fair Value

Entertainment - 0.4%
Magallanes, Inc., 4.05%, 3/15/29(b)	$275,000	$276,632
Environmental Control - 0.2%
Republic Services, Inc., 2.50%, 8/15/24	150,000	148,535
Food - 0.3%
Mars, Inc., 2.70%, 4/1/25(b)	50,000	49,611
Sysco Corp.
4.45%, 3/15/48	25,000	25,913
6.60%, 4/1/50	25,000	33,584
Tyson Foods, Inc., 3.90%, 9/28/23	125,000	126,681
		235,789
Gas - 0.6%
East Ohio Gas Co. (The), 1.30%, 6/15/25(b)	50,000	47,208
NiSource, Inc.
3.49%, 5/15/27	400,000	399,329
3.60%, 5/1/30	25,000	24,795
		471,332
Healthcare-Products - 0.5%
Baxter International, Inc.
2.27%, 12/1/28(b)	75,000	69,618
2.54%, 2/1/32(b)	75,000	68,496
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	50,000	48,185
DH Europe Finance II SARL, 2.20%, 11/15/24	125,000	122,560
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	68,653
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	25,000	22,769
		400,281
Healthcare-Services - 0.9%
Adventist Health System, 2.95%, 3/1/29	25,000	24,334
Banner Health, 2.34%, 1/1/30	145,000	134,803
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	44,208
CommonSpirit Health, 3.91%, 10/1/50	110,000	104,741
Rush Obligated Group, 3.92%, 11/15/29	60,000	61,400
Stanford Health Care, 3.31%, 8/15/30	35,000	35,060
Sutter Health
2.29%, 8/15/30	25,000	22,680
4.09%, 8/15/48	225,000	227,985
		655,211
Home Builders - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	46,948
Insurance - 0.9%
AIA Group Ltd., 3.20%, 3/11/25(b)	200,000	201,346
American International Group, Inc., 3.90%, 4/1/26	175,000	179,609

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Insurance (continued)
New York Life Insurance Co., 3.75%, 5/15/50(b)	$50,000	$48,441
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	73,891
2.13%, 6/15/30	100,000	90,464
Willis North America, Inc., 2.95%, 9/15/29	50,000	46,959
XLIT Ltd., 4.45%, 3/31/25	50,000	51,444
		692,154
Internet - 0.1%
Amazon.com, Inc., 3.10%, 5/12/51	50,000	46,896
Expedia Group, Inc., 2.95%, 3/15/31	50,000	46,254
		93,150
Iron & Steel - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	29,035
Lodging - 0.1%
Marriott International, Inc., 2.85%, 4/15/31	100,000	91,282
Media - 1.0%
Comcast Corp.
3.70%, 4/15/24	150,000	153,235
3.95%, 10/15/25	125,000	129,247
3.30%, 4/1/27	125,000	126,649
3.75%, 4/1/40	25,000	25,148
Fox Corp., 4.03%, 1/25/24	75,000	76,616
Walt Disney Co. (The), 3.70%, 9/15/24	200,000	204,443
		715,338
Mining - 0.6%
Glencore Funding LLC
4.63%, 4/29/24(b)	250,000	256,143
1.63%, 4/27/26(b)	75,000	69,258
Newcrest Finance Pty Ltd., 3.25%, 5/13/30(b)	25,000	23,911
Newmont Corp., 2.25%, 10/1/30	150,000	137,108
		486,420
Miscellaneous Manufacturing - 0.1%
General Electric Co., 6.75%, 3/15/32	50,000	62,996
Oil & Gas - 1.0%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	50,596
Lukoil Securities BV, 3.88%, 5/6/30	200,000	106,214
Marathon Petroleum Corp.
3.63%, 9/15/24	50,000	50,407
3.80%, 4/1/28	25,000	25,198
Phillips 66
3.70%, 4/6/23	75,000	76,048
3.85%, 4/9/25	25,000	25,529
1.30%, 2/15/26	25,000	23,390
3.90%, 3/15/28	150,000	152,594

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Suncor Energy, Inc.
2.80%, 5/15/23	$50,000	$50,095
3.10%, 5/15/25	75,000	74,580
Valero Energy Corp., 2.85%, 4/15/25	75,000	74,287
		708,938
Pharmaceuticals - 0.7%
AbbVie, Inc.
4.05%, 11/21/39	125,000	128,165
4.88%, 11/14/48	25,000	28,241
Bristol-Myers Squibb Co., 2.95%, 3/15/32	50,000	48,916
Cigna Corp., 3.40%, 3/15/50	200,000	180,084
CVS Health Corp.
2.63%, 8/15/24	30,000	29,927
3.88%, 7/20/25	25,000	25,531
4.78%, 3/25/38	75,000	82,029
5.13%, 7/20/45	25,000	28,249
		551,142
Pipelines - 2.6%
Energy Transfer LP
4.20%, 9/15/23	175,000	177,395
2.90%, 5/15/25	100,000	97,928
5.25%, 4/15/29	100,000	106,722
5.30%, 4/15/47	25,000	25,686
5.40%, 10/1/47	50,000	52,162
Enterprise Products Operating LLC, 3.70%, 2/15/26	300,000	304,175
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	200,000	180,334
MPLX LP
4.80%, 2/15/29	50,000	53,311
2.65%, 8/15/30	125,000	114,519
4.50%, 4/15/38	75,000	76,517
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	100,000	102,320
5.63%, 3/1/25	275,000	291,038
5.00%, 3/15/27	100,000	105,940
Targa Resources Corp., 4.20%, 2/1/33	40,000	40,402
Williams Cos., Inc. (The), 4.00%, 9/15/25	175,000	178,237
		1,906,686
REITS - 3.1%
Alexandria Real Estate Equities, Inc., 3.80%, 4/15/26	75,000	76,420
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	53,183
2.38%, 7/15/31	30,000	26,488
American Tower Corp.
3.38%, 5/15/24	200,000	200,792
2.40%, 3/15/25	125,000	121,731

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

REITS (continued)
Camden Property Trust, 2.80%, 5/15/30	$75,000	$72,090
Crown Castle International Corp.
3.15%, 7/15/23	100,000	100,721
3.65%, 9/1/27	75,000	74,574
CubeSmart LP, 2.50%, 2/15/32	100,000	89,655
Essex Portfolio LP, 3.00%, 1/15/30	75,000	71,817
Federal Realty Investment Trust, 3.25%, 7/15/27	150,000	147,810
Host Hotels & Resorts LP, 2.90%, 12/15/31	75,000	67,115
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	50,000	45,322
2.00%, 8/15/31	185,000	158,008
Kilroy Realty LP, 4.75%, 12/15/28	100,000	104,996
National Retail Properties, Inc., 3.90%, 6/15/24	45,000	45,908
Realty Income Corp.
4.63%, 11/1/25	200,000	209,546
4.88%, 6/1/26	75,000	79,208
3.40%, 1/15/28	25,000	24,972
2.85%, 12/15/32	75,000	70,687
Regency Centers LP, 2.95%, 9/15/29	125,000	119,098
Spirit Realty LP, 3.40%, 1/15/30	100,000	96,718
UDR, Inc., 2.10%, 8/1/32	25,000	21,549
Weyerhaeuser Co., 3.38%, 3/9/33	50,000	48,704
WP Carey, Inc.
4.60%, 4/1/24	25,000	25,658
4.00%, 2/1/25	30,000	30,667
3.85%, 7/15/29	75,000	75,864
2.40%, 2/1/31	25,000	22,533
		2,281,834
Retail - 0.9%
7-Eleven, Inc., 1.30%, 2/10/28(b)	100,000	87,702
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	50,000	49,874
AutoNation, Inc., 1.95%, 8/1/28	25,000	22,418
Dollar Tree, Inc.
4.00%, 5/15/25	75,000	76,807
4.20%, 5/15/28	125,000	129,439
Lowe's Cos., Inc., 1.70%, 9/15/28	75,000	68,011
McDonald's Corp., 4.45%, 9/1/48	25,000	26,895
Starbucks Corp., 3.80%, 8/15/25	150,000	153,362
Target Corp., 2.95%, 1/15/52	50,000	46,053
		660,561
Savings & Loans - 0.3%
Nationwide Building Society, 3.96%, (3 Month US Libor + 1.86%), 7/18/30(a),(b)	200,000	199,420

	Shares/ Principal	Fair Value

Semiconductors - 1.0%
Broadcom, Inc.
4.15%, 4/15/32(b)	$90,000	$89,803
3.42%, 4/15/33(b)	150,000	140,239
3.47%, 4/15/34(b)	165,000	152,835
3.50%, 2/15/41(b)	25,000	22,267
Intel Corp., 3.05%, 8/12/51	75,000	66,779
Micron Technology, Inc., 2.70%, 4/15/32	50,000	45,266
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30(b)	50,000	48,704
2.50%, 5/11/31(b)	125,000	113,046
2.65%, 2/15/32(b)	75,000	67,607
		746,546
Software - 1.2%
Fiserv, Inc.
2.75%, 7/1/24	150,000	149,661
3.20%, 7/1/26	150,000	149,414
4.20%, 10/1/28	100,000	103,266
Oracle Corp.
2.88%, 3/25/31	125,000	114,064
3.60%, 4/1/40	75,000	65,121
3.60%, 4/1/50	75,000	62,207
VMware, Inc.
1.80%, 8/15/28	25,000	22,216
2.20%, 8/15/31	75,000	66,042
Workday, Inc.
3.50%, 4/1/27	50,000	50,099
3.70%, 4/1/29	50,000	50,061
3.80%, 4/1/32	25,000	25,031
		857,182
Telecommunications - 3.2%
AT&T, Inc.
2.30%, 6/1/27	125,000	119,074
2.55%, 12/1/33	175,000	155,333
5.25%, 3/1/37	125,000	142,115
4.90%, 8/15/37	50,000	55,072
4.85%, 3/1/39	85,000	92,584
3.50%, 6/1/41	100,000	92,163
5.15%, 11/15/46	25,000	28,299
5.15%, 2/15/50	25,000	28,436
3.65%, 6/1/51	50,000	45,425
3.50%, 9/15/53	25,000	21,956
T-Mobile USA, Inc.
3.50%, 4/15/25	125,000	125,964
1.50%, 2/15/26	50,000	46,696
3.75%, 4/15/27	200,000	201,364
2.05%, 2/15/28	200,000	182,988
3.88%, 4/15/30	200,000	200,792
3.00%, 2/15/41	50,000	42,308

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Telecommunications (continued)
Verizon Communications, Inc.
2.10%, 3/22/28	$225,000	$210,097
4.33%, 9/21/28	313,000	330,785
4.02%, 12/3/29	25,000	25,981
3.15%, 3/22/30	100,000	98,390
2.55%, 3/21/31	150,000	139,193
		2,385,015
Transportation - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	76,211
Canadian Pacific Railway Co., 2.45%, 12/2/31	50,000	46,370
FedEx Corp., 3.40%, 2/15/28	25,000	25,090
Union Pacific Corp., 2.80%, 2/14/32	100,000	96,027
		243,698
Total Corporate Bonds and Notes
(Cost - $34,589,796)		33,790,016
Agency Mortgage Backed Securities - 24.6%
Federal Home Loan Mortgage Corporation - 2.7%
Freddie Mac Pool
4.00%, 1/1/49	338,079	350,513
3.00%, 12/1/50	750,874	741,679
2.50%, 9/1/51	964,511	923,499
		2,015,691
Federal National Mortgage Association - 10.9%
Fannie Mae Pool
4.50%, 6/1/31	339,148	354,461
4.50%, 7/1/48	440,883	457,598
5.00%, 11/1/48	317,824	341,716
Federal National Mortgage Association
2.50%, 4/1/52(d)	2,000,000	1,909,688
3.00%, 4/1/52(d)	2,000,000	1,957,812
3.50%, 4/1/52(d)	3,000,000	3,006,563
		8,027,838
Government National Mortgage Association - 11.0%
Ginnie Mae, 3.00%, 4/20/52(d)	2,000,000	1,977,812
Ginnie Mae II Pool
3.50%, 4/20/47	234,501	238,083
3.50%, 12/20/47	291,470	295,913
4.50%, 2/20/48	165,203	173,281
4.50%, 5/20/48	160,891	166,523
4.50%, 8/20/48	204,963	212,139
5.00%, 8/20/48	44,984	47,505
4.50%, 9/20/48	713,117	740,891
5.00%, 10/20/48	255,414	270,032
5.00%, 11/20/48	160,011	169,169
5.00%, 12/20/48	83,804	88,601

	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
5.00%, 1/20/49	$246,475	$260,582
4.00%, 2/20/49	207,162	214,767
4.50%, 3/20/49	7,053	7,300
5.00%, 3/20/49	114,661	121,224
4.00%, 5/20/49	185,040	188,891
4.50%, 10/20/49	167,334	173,193
Government National Mortgage Association
3.00%, 9/20/49	843,631	837,497
3.00%, 11/20/51	977,656	968,773
3.50%, 4/20/52(d)	1,000,000	1,006,269
		8,158,445
Total Agency Mortgage Backed Securities
(Cost - $18,672,268)		18,201,974
U.S. Treasury Securities and Agency Bonds - 16.9%
Federal Farm Credit Banks Funding Corp.
2.85%, 3/28/34	370,000	372,948
1.70%, 4/23/35	540,000	469,774
U.S. Treasury Bond
4.25%, 5/15/39	440,000	550,945
3.13%, 11/15/41	420,000	453,567
2.75%, 8/15/42	780,000	794,229
2.75%, 11/15/42	490,000	498,441
2.38%, 11/15/49	3,390,000	3,317,301
U.S. Treasury Note
0.75%, 3/31/26	580,000	541,507
2.50%, 3/31/27	1,040,000	1,043,900
1.13%, 2/29/28	450,000	417,761
1.25%, 3/31/28	1,130,000	1,055,270
1.25%, 6/30/28	3,160,000	2,942,750
Total U.S. Treasury Securities and Agency Bonds
(Cost - $13,367,653)		12,458,393
Asset Backed and Commercial Backed Securities - 8.7%
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54	150,000	137,183
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd., 1.71%, (SOFR + 1.45%), 1/15/37 (a),(b)	200,000	198,953
ASSURANT CLO LTD., 1.29%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	1,500,000	1,488,180
Benchmark 2018-B1 Mortgage Trust, 2.75%, 1/15/51 (b)	100,000	78,017
BX Trust 2021-ARIA, 2.04%, (1 Month US Libor + 1.65%), 10/15/36 (a),(b)	150,000	146,792

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Cathedral Lake VI Ltd., 2.21%, (3 Month US Libor + 1.95%), 4/25/34 (a),(b)	$350,000	$344,412
Cathedral Lake VIII Ltd., 2.72%, (3 Month US Libor + 2.62%), 1/20/35 (a),(b)	150,000	144,635
CBAM 2018-5 Ltd., 1.26%, (3 Month US Libor + 1.02%), 4/17/31 (a),(b)	350,000	346,978
Citigroup Commercial Mortgage Trust 2015-GC29, 3.11%, 4/10/48 (b)	100,000	93,243
COMM 2017-COR2 Mortgage Trust, 3.00%, 9/10/50 (b)	100,000	83,516
Connecticut Avenue Securities Trust 2021-R03, 1.75%, (SOFR + 1.65%), 12/25/41 (a),(b)	34,000	33,049
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (b)	200,000	187,530
Freddie Mac STACR REMIC Trust 2021-DNA5, 1.75%, (SOFR + 1.65%), 1/25/34 (a),(b)	30,000	29,565
Freddie Mac STACR REMIC Trust 2022-DNA1, 1.10%, (SOFR + 1.00%), 1/25/42 (a),(b)	75,000	74,021
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (b),(e)	110,276	102,252
London Wall Mortgage Capital PLC, 0.95%, (3 Month GBP Libor + 0.97%), 11/15/49 (a)	41,810	55,095
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	225,423
Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53	500,000	474,540
PHEAA Student Loan Trust 2012-1, 1.01%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)	197,564	194,824
TICP CLO X Ltd., 1.25%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)	1,550,000	1,539,775
Wellfleet CLO X LTD., 1.42%, (3 Month US Libor + 1.17%), 7/20/32 (a),(b)	375,000	370,831
Wells Fargo Commercial Mortgage Trust 2017-C42, 2.80%, 12/15/50 (b),(e)	100,000	84,191
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (b),(e)	8,892	8,944
Total Asset Backed and Commercial Backed Securities
(Cost - $6,653,279)		6,441,949

		Shares/ Principal	Fair Value
Sovereign Debts - 1.9%
Mexico Government International Bond
3.25%, 4/16/30		$290,000	$279,009
3.77%, 5/24/61		200,000	162,222
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26		520,000	550,690
Peruvian Government International Bond, 3.23%, 7/28/21		20,000	15,188
Romanian Government International Bond
3.00%, 2/27/27(b)		90,000	87,321
2.12%, 7/16/31	EUR	30,000	28,499
2.00%, 1/28/32(b)	EUR	70,000	64,634
Saudi Government International Bond, 3.63%, 3/4/28		210,000	216,825
Total Sovereign Debts
(Cost - $1,468,410)			1,404,388
Municipal Bonds - 1.4%
Bay Area Toll Authority, 1.63%, 4/1/28		10,000	9,156
California Statewide Communities Development Authority, 1.88%, 2/1/31		30,000	26,840
City of Tucson
1.46%, 7/1/28		5,000	4,623
1.93%, 7/1/31		30,000	27,400
Metropolitan Transportation Authority
5.99%, 11/15/30(f)		25,000	28,996
5.18%, 11/15/49		160,000	183,069
Municipal Improvement Corp. of Los Angeles
1.65%, 11/1/28		35,000	31,804
2.07%, 11/1/30		95,000	85,167
New Jersey Turnpike Authority
1.48%, 1/1/28		5,000	4,564
7.10%, 1/1/41		25,000	35,471
San Francisco Municipal Transportation Agency, 1.30%, 3/1/28		25,000	22,575
State of California, 7.60%, 11/1/40		175,000	266,226
State of Illinois, 5.10%, 6/1/33 (f)		265,000	281,803
Total Municipal Bonds
(Cost - $976,786)			1,007,694
Short-Term Investments - 12.9%
Money Market Funds - 4.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(g) (Cost - $3,040,432)		3,040,432	3,040,432
U.S. Treasury Securities - 3.9%
U.S. Treasury Bill, 0.82%, 9/15/22 (Cost - $2,912,381)		2,925,000	2,912,424

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Commercial Paper - 4.9%
Banque et Caisse d'Epargne, 0.00%, 7/1/22 (h)	$400,000	$399,059
Banque et Caisse d'Epargne de l'Etat, 0.00%, 6/6/22 (h)	288,000	287,623
Fidelity National Information Services, Inc., 0.00%, 4/12/22 (h)	400,000	399,915
First Abu Dhabi Bank PJSC, 0.69%, (SOFR + 0.40%), 7/1/22 (a),(b)	725,000	725,000
National Bank of Canada, 0.00%, 8/10/22 (h)	550,000	547,737
Skandinaviska Enskilda Banken AB, 0.00%, 8/2/22 (h)	1,000,000	996,218
Svenska Handelsbanken AB, 0.00%, 7/1/22 (h)	250,000	249,469
Total Commercial Paper (Cost - $3,605,066)		3,605,021
Total Short-Term Investments (Cost - $9,557,879)		9,557,877
Total Investments - 112.2%
(Cost - $85,286,071)		$82,862,291
Other Assets Less Liabilities - Net (12.2)%		(9,011,064)
Total Net Assets - 100.0%		$73,851,227

†	Represents less than 0.05%.
(a)	Variable rate security. The rate shown is the rate in effect at period end.
(b)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2022, these securities amounted to $11,061,635 or 15.0% of net assets.
(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	Sinking bond security.
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Rate shown represents discount rate at the time of purchase.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	Morgan Stanley	43	6/21/2022	$5,283,625	$(147,716)
U.S. 2 Year Note Future	Morgan Stanley	24	6/30/2022	5,086,125	(64,119)
U.S. Long Bond Future	Morgan Stanley	6	6/21/2022	900,375	(19,447)
U.S. Ultra Bond Future	Morgan Stanley	16	6/21/2022	2,834,000	(97,611)

					(328,893)
Short Futures Contracts
Euro-Bobl Future	Morgan Stanley	1	6/8/2022	143,376	779
U.S. 10 Year Ultra Future	Morgan Stanley	19	6/21/2022	2,573,906	82,868
U.S. 5 Year Note Future	Morgan Stanley	54	6/30/2022	6,193,125	132,580

					216,227
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(112,666)

Interest Rate Swaptions Purchased

Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.30%	09/08/23	1,360,000 GBP	$50	$2,642	$(2,592)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.28%	09/08/23	1,040,000 GBP	37	1,984	(1,947)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$87	$4,626	$(4,539)

*	The Fund may receive or pay a variable rate.

Interest Rate Swaptions Written

Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.40%	09/08/32	140,000 GBP	$(177)	$(2,636)	$2,459
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.36%	09/08/32	110,000 GBP	(124)	(2,033)	1,909
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(301)	$(4,669)	$4,368

*	The Fund may receive or pay a variable rate.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Quarterly	1.25%	3 Month New Zealand Dollar Bank Bill Rate	12/15/22	540,000	NZD	$(1,963)	$(346)	$(1,617)
Morgan Stanley	Quarterly	Secured Overnight Financing Rate	2.50%	03/14/24	420,000	USD	1,324	829	495
Morgan Stanley	Quarterly	2.48%	3 Month Australian Bill	03/14/24	580,000	AUD	(2,661)	–	(2,661)
Morgan Stanley	Semi-Annually	-0.50%	6 Month Euribor	03/18/24	10,000	EUR	(219)	(167)	(52)
Morgan Stanley	Semi-Annually	0.25%	6 Month Euribor	03/18/24	340,000	EUR	(33,727)	(23,035)	(10,692)
Morgan Stanley	Annually	0.25%	Sterling Overnight Interbank Average Rate	03/18/24	340,000	GBP	(15,064)	(14,430)	(634)
Morgan Stanley	Annually	0.50%	Sterling Overnight Interbank Average Rate	03/16/27	10,000	GBP	(863)	(880)	17
Morgan Stanley	Quarterly	3 Month Euribor	0.25%	03/18/24	1,060,000	EUR	6,882	6,061	821
Morgan Stanley	Annually	Secured Overnight Financing Rate	0.25%	03/18/24	600,000	USD	22,862	16,188	6,674
Morgan Stanley	Semi-Annually	1.75%	6 Month Norway Ibor	03/18/24	1,620,000	NOK	(2,769)	36	(2,805)
Morgan Stanley	Quarterly	0.50%	3 Month Stibor	03/18/24	11,320,000	SEK	(19,509)	(16,898)	(2,611)
Morgan Stanley	Semi-Annually	2.50%	3 Month Canadian Dollar Offered Rate	03/22/24	1,040,000	CAD	(3,195)	(894)	(2,301)
Morgan Stanley	Annually	Secured Overnight Financing Rate	2.00%	03/25/24	630,000	USD	2,532	1,719	813
Morgan Stanley	Quarterly	3 Month US Libor	1 Month US Libor	07/25/24	3,160,000	USD	919	665	254
Morgan Stanley	Quarterly	0.75%	3 Month Stockholm Interbank Offered Rate	03/16/27	1,980,000	SEK	$(10,699)	$1,284	$(11,983)
Morgan Stanley	Semi-Annually	6 Month Norway Ibor	2.00%	03/16/27	520,000	NOK	2,305	1,832	473
Morgan Stanley	Semi-Annually	1.25%	6 Month Australian Bill	03/16/27	1,160,000	AUD	(68,064)	(18,563)	(49,501)
Morgan Stanley	Annually	Secured Overnight Financing Rate	1.00%	03/16/27	1,150,000	USD	64,601	55,696	8,905
Morgan Stanley	Semi-Annually	3 Month Canadian Dollar Offered Rate	1.96%	12/18/28	370,000	CAD	11,933	4,012	7,921

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Interest Rate Swaps
(continued)

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Semi-Annually	2.07%	3 Month Canadian Dollar Offered Rate	12/18/28	460,000	CAD	(5,984)	(1,677)	(4,307)
Morgan Stanley	Annually	Sterling Overnight Interbank Average Rate	0.75%	03/16/32	660,000	GBP	71,216	64,609	6,607
Morgan Stanley	Semi-Annually	2.00%	3 Month Canadian Dollar Offered Rate	03/16/32	660,000	CAD	(39,751)	(27,040)	(12,711)
Morgan Stanley	Semi-Annually	2.10%	3 Month Canadian Dollar Offered Rate	12/19/33	80,000	CAD	(4,690)	314	(5,004)
Morgan Stanley	Annually	Secured Overnight Financing Rate	1.50%	03/16/32	700,000	USD	37,117	24,174	12,943
Morgan Stanley	Annually	0.25%	Swiss Average Rate Overnight	03/16/32	710,000	CHF	(46,542)	(24,190)	(22,352)
Morgan Stanley	Quarterly	3 Month New Zealand Dollar Bank Bill Rate	2.75%	03/16/32	210,000	NZD	7,828	(1,669)	9,497
Morgan Stanley	Semi-Annually	2.00%	6 Month Norway Ibor	03/16/32	4,150,000	NOK	(31,476)	(7,250)	(24,226)
Morgan Stanley	Semi-Annually	2.00%	6 Month Australian Bill	03/16/32	190,000	AUD	(13,270)	134	(13,404)
Morgan Stanley	Annually	0.00%	Tokyo Overnight Weighted Average Rate	03/16/32	5,160,000	JPY	(1,088)	(1,014)	(74)
Morgan Stanley	Quarterly	3 Month Stockholm Interbank Offered Rate	1.00%	03/16/32	4,710,000	SEK	41,820	30,903	10,917
Morgan Stanley	Semi-Annually	2.25%	3 Month Canadian Dollar Offered Rate	12/15/51	70,000	CAD	(6,768)	(2,956)	(3,812)
Morgan Stanley	Annually	Secured Overnight Financing Rate	1.75%	03/18/52	50,000	USD	$2,356	$(813)	$3,169
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS							$(34,607)	$66,634	$(101,241)

†	Unless otherwise indicated, notional amount is shown in USD.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Credit Default Swaps

Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Morgan Stanley	CD CDX.IG.28	Quarterly	Buy	1.00%	–	BBB	06/20/22	$2,225,000	$4,574	$3,365	$1,209
Morgan Stanley	CD The Boeing Company	Quarterly	Buy	1.00%	–	BBB-	06/20/24	100,000	(16)	1,064	(1,080)
Morgan Stanley	CD Prudential Financial, Inc.	Quarterly	Buy	1.00%	–	A-	06/20/24	175,000	2,822	1,400	1,422
Morgan Stanley	CD Republic of Indonesia	Quarterly	Buy	1.00%	–	BBB	06/20/24	110,000	1,680	268	1,412
Morgan Stanley	CD CD.NA.IG.34	Quarterly	Buy	1.00%	–	BBB	06/20/25	625,000	8,904	5,745	3,159
Morgan Stanley	CD General Electric Company	Quarterly	Buy	1.00%	–	BBB+	06/20/26	325,000	3,862	3,727	135
Morgan Stanley	CD CDX.IG.37	Quarterly	Buy	1.00%	–	NR	12/20/26	1,325,000	23,099	22,050	1,049
Morgan Stanley	CD Republic of Indonesia	Quarterly	Buy	1.00%	–	BBB	06/20/27	440,000	3,520	838	2,682
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$48,445	$38,457	$9,988

*	Using S&P's rating of the issuer or the underlying securities of the index.

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/05/22	Morgan Stanley	63,451	GBP	83,655	USD	$(116)
04/05/22	Morgan Stanley	91,577	GBP	124,198	USD	(3,628)
04/05/22	Morgan Stanley	36,978	GBP	50,372	USD	(1,687)
04/05/22	Morgan Stanley	209,780	USD	154,001	GBP	7,024
04/25/22	Morgan Stanley	17,160	USD	15,971	CHF	(210)
05/05/22	Morgan Stanley	7,712	USD	6,997	EUR	(82)
06/15/22	Morgan Stanley	26,863	EUR	29,321	USD	656
06/15/22	Morgan Stanley	41,157	USD	60,312	NZD	(738)
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$1,219

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar